Income Taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 25, 2022	Mar. 31, 2022	Dec. 26, 2021
Income Taxes [Line Items]
Net operating loss carryforwards		$ 95,100
Credit carryforward	$ 251,600
Unrecognized tax benefits that if realized would impact effective tax rate	400		$ 5,000		$ 5,000
Operating Loss Carryforwards		95,100
Tax Credit Carryforward, Amount	251,600
Unrecognized tax benefits that would impact effective tax rate	400		5,000		5,000
Estimate unrecognized tax benefits decrease resulting from prior period tax positions	(1,500)
Loss and credit carryforwards			232,437		249,644
Decrease of operating loss carryforwards			17,208
Deferred tax assets valuation allowance	341,600	152,200	267,106		$ 253,797
Increase of valuation allowance, deferred tax asset			$ 13,309
LIONS GATE ENTERTAINMENT CORP. [Member]
Income Taxes [Line Items]
Unrecognized tax benefits that if realized would impact effective tax rate	12,100	64,900
Net interest and penalties recognized related to uncertain tax positions	(8,900)	5,000		$ 6,000
Accrued interest related to unrecognized tax benefits	7,000	16,700
Settlement of prior year refund claim, income tax benefit recognized	70,000
Accrued interest and penalties	10,000
Unrecognized tax benefits estimated that may be realized in next 12 months	8,100
Unrecognized tax benefits that would impact effective tax rate	12,100	64,900
Loss and credit carryforwards	624,400	450,400
Deferred tax assets valuation allowance	$ 808,300	$ 455,700
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%
CANADA
Income Taxes [Line Items]
Credit carryforward	$ 359,600
Tax Credit Carryforward, Amount	359,600
SPAIN
Income Taxes [Line Items]
Credit carryforward	96,100
Tax Credit Carryforward, Amount	96,100
Foreign Tax Jurisdiction | CANADA | LIONS GATE ENTERTAINMENT CORP. [Member]
Income Taxes [Line Items]
Net operating loss carryforwards	361,600
Operating Loss Carryforwards	361,600
Foreign Tax Jurisdiction | LUXEMBOURG | LIONS GATE ENTERTAINMENT CORP. [Member]
Income Taxes [Line Items]
Net operating loss carryforwards	504,300
Operating Loss Carryforwards	504,300
Foreign Tax Jurisdiction | Other foreign | LIONS GATE ENTERTAINMENT CORP. [Member]
Income Taxes [Line Items]
Net operating loss carryforwards	24,600
Operating Loss Carryforwards	24,600
Foreign Tax Jurisdiction | SPAIN | LIONS GATE ENTERTAINMENT CORP. [Member]
Income Taxes [Line Items]
Net operating loss carryforwards	96,100
Operating Loss Carryforwards	96,100
Foreign Tax Jurisdiction | UNITED KINGDOM | LIONS GATE ENTERTAINMENT CORP. [Member]
Income Taxes [Line Items]
Net operating loss carryforwards	95,100
Operating Loss Carryforwards	95,100
State and Local Jurisdiction | LIONS GATE ENTERTAINMENT CORP. [Member]
Income Taxes [Line Items]
Net operating loss carryforwards	1,203,900
Operating Loss Carryforwards	1,203,900
Domestic Tax Authority | UNITED STATES | LIONS GATE ENTERTAINMENT CORP. [Member]
Income Taxes [Line Items]
Net operating loss carryforwards	1,330,600
Credit carryforward	64,900
Operating Loss Carryforwards	1,330,600
Tax Credit Carryforward, Amount	$ 64,900